Consolidated Statements of Operations (Annual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 64,702,018	$ 44,910,006
Cost of revenue	63,168,303	43,947,654
Gross profit	1,533,715	962,352
Operating expenses
General and administration	4,517,631	4,174,367
Total operating expenses	4,517,631	4,174,367
Operating loss	(2,983,916)	(3,212,015)
Other income (expense)
Other income	4,426	38,585
Other expenses	2,684	(117,562)
Interest expense	(675,481)	(3,509,323)
Change in fair value of derivative liabilities	317,080	255,614
Gain (loss) on settlement of debt	(528,794)	(154,629)
Total other income (expense)	(880,085)	(3,487,315)
Net loss before provision for income taxes	(3,864,001)	(6,699,330)
Income taxes		(152)
Net income (loss)	(3,864,001)	(6,699,482)
Less: Net income (loss) attributable to noncontrolling interests	(26,228)	(125,591)
Net income (loss) attributed to stockholders of iQSTEL Inc.	(3,837,773)	(6,573,891)
Comprehensive income (loss)
Foreign currency adjustment	74,849	(146,373)
Total comprehensive income (loss)	(3,789,152)	(6,845,855)
Less: Comprehensive income attributable to noncontrolling interests	10,448	(197,314)
Net comprehensive income (loss) attributed to stockholders of iQSTEL Inc.	$ (3,799,600)	$ (6,648,541)
Basic and diluted loss per common share	$ (0.03)	$ (0.10)
Weighted average number of common shares outstanding - Basic and diluted	135,383,893	63,941,222